EQUITY - Sale of Common Shares (Details) - USD ($)		1 Months Ended										9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 28, 2023	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Nov. 14, 2023	Oct. 14, 2023	Oct. 03, 2023
STOCKHOLDERS' DEFICIT
Shares issued for common stock (in shares)		3,429	44,286	30,005	22,856	57,143	85,715	42,858	57,143	42,858	108,642	3,429		491,506
Purchase price, per Unit		$ 3.5		$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5
Issuance of common stock		$ 12,000		$ 105,019	$ 80,000	$ 200,000	$ 300,000	$ 150,000	$ 200,000	$ 150,000	$ 380,250	$ 12,000	$ 1,380,923	$ 1,565,269	$ 1,565,228
Amount of note	$ 155,000														$ 155,000
Conversion price	$ 3.5
Number of shares issued for conversion	44,286
Number of shares approved for sale and issuance																650,000	650,000	750,000